Offerings	Aug. 28, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	1,214,935
Proposed Maximum Offering Price per Unit | $ / shares	19.58
Maximum Aggregate Offering Price	$ 23,788,427.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,642.01
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable as a result of any share dividend, share split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of computing the amount of the registered fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the ordinary shares on August 21, 2025 as reported on The Nasdaq Global Select Market, which was $19.58 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	19.58
Maximum Aggregate Offering Price	$ 39,160,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,995.4
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable as a result of any share dividend, share split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of computing the amount of the registered fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the ordinary shares on August 21, 2025 as reported on The Nasdaq Global Select Market, which was $19.58 per share.